PARENT ONLY FINANCIAL INFORMATION - Condensed Statements of Cash Flows (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating activities:
Net cash used in operating activities	¥ 1,938,365	¥ 2,065,257	¥ 2,809,788
Investing activities:
Net cash used in investing activities	(8,760,538)	(7,343,453)	(12,513,901)
Financing activities:
Proceeds from short-term borrowings	1,893,432	371,329	4,631,764
Repayment of short-term borrowings	(394,817)	(1,328,639)	(8,237,650)
Payment of issuance cost and commitment cost of debts	(54,780)	(187,058)	(89,174)
Proceeds from issuance of convertible bonds		3,926,667	3,917,036
Repayment of convertible bonds		(2,128,311)
Payment of redeemable preferred shares dividends	(54,169)	(53,923)	(51,578)
Net cash provided by financing activities	17,057,337	4,159,760	6,143,614
Effect of exchange rate changes on cash and restricted cash	(13,592)	154,302	416,198
Net (decrease) increase in cash and restricted cash	10,221,572	(964,134)	(3,144,301)
Cash and restricted cash at beginning of year	7,917,932	8,882,066	12,026,367
Cash and restricted cash at end of year	18,139,504	7,917,932	8,882,066
Supplemental disclosures of cash flow information
Interest paid	2,096,087	2,061,889	1,803,013
Income tax paid	389,837	302,717	343,349
Supplemental disclosures of non-cash investing and financing activities
Settlement of liability-classified restricted share award	16,929	12,914	13,719
Parent Company | Reportable Legal Entities
Operating activities:
Net cash used in operating activities	(274,168)	(68,805)	(68,391)
Investing activities:
Investment, loans and advances paid to subsidiaries	(1,448,353)	(1,285,317)	(6,312,513)
Repayment of loans from subsidiaries	1,656,369
Net cash used in investing activities	208,016	(1,285,317)	(6,312,513)
Financing activities:
Proceeds from short-term borrowings	1,420,720		4,218,790
Repayment of short-term borrowings		(1,042,785)	(6,555,105)
Payment of issuance cost and commitment cost of debts	(17,759)	(78,989)	(26,465)
Proceeds from issuance of convertible bonds		3,926,667	3,917,036
Repayment of convertible bonds		(2,128,311)
Payment of redeemable preferred shares dividends	(54,169)	(53,923)	(51,578)
Net cash provided by financing activities	1,348,792	622,659	1,502,678
Effect of exchange rate changes on cash and restricted cash	19,205	173,878	425,800
Net (decrease) increase in cash and restricted cash	1,301,845	(557,585)	(4,452,426)
Cash and restricted cash at beginning of year	223,533	781,118	5,233,544
Cash and restricted cash at end of year	1,525,378	223,533	781,118
Supplemental disclosures of cash flow information
Interest paid	272,345	144,095	143,847
Income tax paid	1,446	854
Supplemental disclosures of non-cash investing and financing activities
Settlement of liability-classified restricted share award	¥ 16,929	¥ 12,914	¥ 13,719